Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
Summary of Inventories	Inventories are analysed as follows:

	31/12/23	31/12/22
Leather and other raw materials	17,847	27,003
Goods in process	9,790	10,464
Finished goods	34,450	32,653
Total	62,087	70,120

Summary of Changes in the Provision for Slow Moving and Obsolete Raw Materials and Finished Products

The following tables summarise the changes to the provision for slow moving and obsolete raw materials and finished goods included in inventories for the years ended December 31, 2023 and 2022.

	31/12/23	31/12/22
Balance at beginning of year	16,406	15,568
Additions	480	1,819
Reductions	(1,900)	(981)
Balance at end of year	14,986	16,406